Other Receivables - Schedule of Other Receivables (Details)	Jun. 30, 2025 USD ($)		Jun. 30, 2025 AED (د.إ)		Dec. 31, 2024 USD ($)		Dec. 31, 2024 AED (د.إ)		Dec. 31, 2023 AED (د.إ)
Schedule of Other Receivables [Abstract]
Bank guarantee	$ 25,654		د.إ 94,200		$ 25,654		د.إ 94,200		د.إ 86,350
Prepayments	121,456	[1]	445,987	[1]	71,542	[2]	262,701	[2]	274,452	[2]
Other deposits	44,132		162,051		78,111		286,823		143,301
VAT receivable	87,520		321,372		59,032		216,766		105,806
Other	5,029		18,471		3,156		11,590		59,230
Total	$ 283,791		د.إ 1,042,081		$ 237,495		د.إ 872,080		د.إ 669,139

[1]	Prepayments
[2]	Prepayments